Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	F-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Entity Registrant Name	ELBIT VISION SYSTEMS LTD
Entity Central Index Key	0001011664
Current Fiscal Year End Date	--12-31